UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%‡
	Shares	Value
CONSUMER DISCRETIONARY — 9.3%
Del Frisco’s Restaurant Group*	133,264	$2,841,189
Einstein Noah Restaurant Group	156,879	2,373,579
Francesca’s Holdings*	101,693	1,299,637
Kirkland’s*	188,121	3,538,556
Red Robin Gourmet Burgers*	41,293	2,657,617

		12,710,578

ENERGY — 8.8%
Natural Gas Services Group*	86,833	2,709,190
Panhandle Oil and Gas, Cl A	53,520	3,447,758
RigNet*	51,116	2,843,072
RPC	134,418	3,024,405

		12,024,425

FINANCIAL SERVICES — 20.7%
Banner	60,013	2,414,923
Bryn Mawr Bank	84,064	2,479,888
Columbia Banking System	91,123	2,322,725
Enterprise Financial Services	107,819	1,881,442
Financial Institutions	102,424	2,273,813
Flushing Financial	107,327	1,994,136
Hanmi Financial, Cl Corp	77,481	1,636,399
Pacific Continental	126,911	1,705,684
PacWest Bancorp	69,596	2,900,065
Park Sterling	321,341	2,204,399
Renasant	82,724	2,349,362
Sterling Bancorp	161,967	1,927,407
WSFS Financial	29,338	2,100,307

		28,190,550

HEALTH CARE — 15.0%
AMAG Pharmaceuticals*	109,800	2,096,082
Cambrex*	148,307	3,124,829
Cardiome Pharma*	198,157	1,297,928
Hanger Orthopedic Group*	48,227	1,526,385
MWI Veterinary Supply*	11,902	1,681,276
National Research, Cl A*	102,218	1,350,300
National Research, Cl B*	17,100	685,881
Natus Medical*	143,034	4,115,088
US Physical Therapy	73,738	2,576,406
Vascular Solutions*	80,151	1,977,325

		20,431,500

PRODUCER DURABLES — 34.4%
Altra Holdings	92,875	2,911,631
AZZ	62,791	2,740,199
Ceco Environmental	213,100	2,893,898
CRA International*	133,593	3,190,201
Exponent	20,180	1,434,394

	Shares	Value
PRODUCER DURABLES — continued
Federal Signal	190,167	$2,749,815
Furmanite*	158,300	1,448,445
GP Strategies*	83,317	2,267,056
Great Lakes Dredge & Dock*	327,299	2,363,099
Hurco	77,648	2,493,277
Knight Transportation	126,389	3,028,280
LB Foster, Cl A	49,817	2,323,963
Marten Transport	103,173	2,088,222
Multi-Color	66,382	2,613,459
NN	109,689	3,180,981
Old Dominion Freight Line*	48,888	3,103,410
On Assignment*	88,073	2,378,852
SP Plus*	61,540	1,206,184
Thermon Group Holdings*	102,457	2,497,902

		46,913,268

TECHNOLOGY — 9.9%
Ambarella*	45,260	1,294,889
GSI Group*	224,880	2,592,866
GTT Communications*	156,474	1,589,776
Methode Electronics	73,092	2,337,482
PDF Solutions*	176,582	3,383,311
Virtusa*	74,607	2,333,707

		13,532,031

TOTAL COMMON STOCK (Cost $120,579,383)		133,802,352

CASH EQUIVALENT — 2.1%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $2,894,954)	2,894,954	2,894,954

TOTAL INVESTMENTS — 100.2% (Cost $123,474,337)†		$136,697,306

Percentages are based on Net Assets of 136,375,768.
*		Non-income producing security.
‡		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)		The rate reported is the 7-day effective yield as of July 31, 2014.
Cl	–	Class
†		At July 31, 2014, the tax basis cost of the Fund’s investments was $123,474,337, and the unrealized appreciation and depreciation were $19,042,208 and ($5,819,239) respectively.

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2014 (Unaudited)

For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-0700

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014